Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments at fair value
Total long-term debt	$ 10,700,000	$ 9,000,000	$ 5,000,000
Book Value
Financial Instruments at fair value
Total long-term debt	10,700,000	9,000,000	5,000,000
Fair Value
Financial Instruments at fair value
Total long-term debt	10,405,840	9,740,228	4,811,410
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 10,405,840	$ 9,740,228	$ 4,811,410